Events After the Balance Sheet Date (Details) - CHF (SFr)		1 Months Ended	3 Months Ended	12 Months Ended
	May 02, 2018	Nov. 30, 2018	Mar. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Additional common shares	SFr 89,880	SFr 25,000,000		SFr 978,415
Non-adjusting events after reporting period [member]
Statement Line Items [Line Items]
Additional common shares			SFr 1,400,000
Non-adjusting events after reporting period [member] | A.G.P [Member]
Statement Line Items [Line Items]
Additional common shares			2,500,000
Non-adjusting events after reporting period [member] | LPC [Member]
Statement Line Items [Line Items]
Additional common shares			SFr 8,200,000